Average Annual Total Returns - Xtrackers USD High Yield Corporate Bond ETF	Xtrackers USD High Yield Corporate Bond ETF before tax Inception Date	Xtrackers USD High Yield Corporate Bond ETF before tax 1 Year	Xtrackers USD High Yield Corporate Bond ETF before tax Since Inception	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions 1 Year	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions Since Inception	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers USD High Yield Corporate Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception	iBoxx USD Liquid High Yield Index 1 Year	iBoxx USD Liquid High Yield Index Since Inception
Total	Dec. 07, 2016	4.87%	5.81%	2.56%	3.37%	2.79%	3.35%	5.17%	6.10%	4.66%	6.12%